UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09243
                                                   -------------

                            The Gabelli Utility Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                          THE GABELLI UTILITY TRUST
                           SCHEDULE OF INVESTMENTS
                          MARCH 31, 2006 (UNAUDITED)

                                                  MARKET
   SHARES                                         VALUE*
   ------                                         ------
               COMMON STOCKS -- 89.2%
               AGRICULTURE -- 0.0%
         800   Cadiz Inc.+...................  $     13,968
                                               ------------
               AVIATION: PARTS AND SERVICES -- 0.2%
       6,000   Sequa Corp., Cl. A+...........       586,800
                                               ------------
               CABLE AND SATELLITE -- 4.1%
     130,000   Cablevision Systems Corp.,
                Cl. A+ ......................     3,471,000
       5,000   Cogeco Cable Inc..............       120,521
      20,000   Cogeco Inc....................       482,082
      15,000   Comcast Corp., Cl. A+.........       392,400
     150,000   DIRECTV Group Inc.+...........     2,460,000
      60,000   EchoStar Communications Corp.,
                Cl. A+ ......................     1,792,200
      35,000   Liberty Global Inc., Cl. A+...       716,450
      32,000   Liberty Global Inc., Cl. C+...       632,000
      20,000   Rogers Communications Inc.,
                Cl. B .......................       763,000
                                               ------------
                                                 10,829,653
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 0.9%
     280,000   Furukawa Electric Co. Ltd.....     2,321,835
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 1.7%
      18,000   Catalytica Energy
                Systems Inc.+ ...............        27,360
      20,000   Cooper Industries Ltd.,
                Cl. A .......................     1,738,000
      75,000   General Electric Co...........     2,608,500
                                               ------------
                                                  4,373,860
                                               ------------
               ENERGY AND UTILITIES: ELECTRIC -- 21.1%
     230,000   AES Corp.+....................     3,923,800
     355,000   Allegheny Energy Inc.+........    12,016,750
      24,000   ALLETE Inc....................     1,118,400
      60,000   American Electric
                Power Co. Inc. ..............     2,041,200
      20,000   Calpine Corp.+................         5,400
      30,000   Cleco Corp....................       669,900
     160,000   DPL Inc.......................     4,320,000
      24,000   DTE Energy Co.................       962,160
     220,000   Duquesne Light Holdings Inc...     3,630,000
      90,000   Edison International..........     3,706,200
     200,000   El Paso Electric Co.+.........     3,808,000
       9,600   Electric Power Development
                Co. Ltd. ....................       304,231
     130,000   FPL Group Inc.................     5,218,200
     105,000   Great Plains Energy Inc.......     2,955,750
      41,000   Green Mountain Power Corp.....     1,184,490
      22,500   Pepco Holdings Inc............       512,775
     105,000   TECO Energy Inc...............     1,692,600
      27,000   TXU Corp......................     1,208,520
      22,000   UIL Holdings Corp.............     1,151,700
     165,000   Unisource Energy Corp.........     5,032,500
                                               ------------
                                                 55,462,576
                                               ------------

                                                  MARKET
   SHARES                                         VALUE*
   ------                                         ------
               ENERGY AND UTILITIES: INTEGRATED -- 35.4%
      75,000   Alliant Energy Corp...........  $  2,360,250
      20,000   Ameren Corp...................       996,400
     500,000   Aquila Inc.+..................     1,995,000
       1,500   Areva.........................       981,604
       5,000   Avista Corp...................       103,250
      35,000   Black Hills Corp..............     1,190,000
      70,000   Central Vermont Public
                Service Corp. ...............     1,484,700
      55,000   CH Energy Group Inc...........     2,640,000
       8,000   Chubu Electric Power Co. Inc..       200,510
       8,000   Chugoku Electric Power
                Co. Inc. ....................       166,525
      85,000   Cinergy Corp..................     3,859,850
     190,000   CMS Energy Corp.+.............     2,460,500
      57,000   Consolidated Edison Inc.......     2,479,500
      76,000   Constellation Energy Group....     4,157,960
       3,000   Dominion Resources Inc........       207,090
     120,000   Duke Energy Corp..............     3,498,000
     180,000   El Paso Corp..................     2,169,000
      12,000   Empire District Electric Co...       266,640
      54,000   Endesa SA.....................     1,743,329
     200,000   Enel SpA......................     1,691,752
      80,000   Energy East Corp..............     1,944,000
       3,000   Entergy Corp..................       206,820
      55,979   FirstEnergy Corp..............     2,737,373
     131,850   Florida Public Utilities Co...     1,865,677
      50,000   Hawaiian Electric
                Industries Inc. .............     1,356,500
     300,000   Hera SpA......................       907,075
       8,000   Hokkaido Electric Power
                Co. Inc. ....................       171,623
       8,000   Hokuriku Electric Power Co....       167,205
       8,000   Kansai Electric Power Co. Inc.       177,740
      30,000   Korea Electric Power
                Corp., ADR ..................       648,000
       8,000   Kyushu Electric Power Co. Inc.       180,459
      65,000   Maine & Maritimes Corp........       998,400
      66,000   MGE Energy Inc................     2,189,880
       8,130   Mirant Corp.+.................       203,250
      45,000   NiSource Inc..................       909,900
     170,000   Northeast Utilities...........     3,320,100
     215,000   NSTAR.........................     6,151,150
     101,000   OGE Energy Corp...............     2,929,000
      12,000   Ormat Technologies Inc........       457,200
      25,000   Otter Tail Corp...............       717,250
      50,000   PG&E Corp.....................     1,945,000
      20,000   PNM Resources Inc.............       488,000
     100,000   Progress Energy Inc...........     4,398,000
      40,000   Progress Energy Inc., CVO+....        13,200
      25,000   Public Service Enterprise
                Group Inc. ..................     1,601,000
      35,000   Puget Energy Inc..............       741,300
      55,000   SCANA Corp....................     2,158,200
       8,000   Shikoku Electric Power
                Co. Inc. ....................       165,845
      30,000   Sierra Pacific Resources+.....       414,300
      15,000   Tohoku Electric Power Co. Inc.       324,342
       8,000   Tokyo Electric Power Co. Inc..       199,490

                      THE GABELLI UTILITY TRUST
                 SCHEDULE OF INVESTMENTS (CONTINUED)
                     MARCH 31, 2006 (UNAUDITED)

                                                  MARKET
   SHARES                                         VALUE*
   ------                                         ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
      27,500   Unitil Corp...................  $    718,025
      47,000   Vectren Corp..................     1,239,860
     252,500   Westar Energy Inc.............     5,254,525
      80,000   Wisconsin Energy Corp.........     3,199,200
      52,000   WPS Resources Corp............     2,559,440
     270,000   Xcel Energy Inc...............     4,900,500
                                               ------------
                                                 93,210,689
                                               ------------
               ENERGY AND UTILITIES: NATURAL GAS -- 12.1%
      28,000   AGL Resources Inc.............     1,009,400
      60,000   Atmos Energy Corp.............     1,579,800
      35,000   Cascade Natural Gas Corp......       689,500
      10,000   Chesapeake Utilities Corp.....       312,400
       1,500   Corning Natural Gas Corp.+....        21,000
      29,700   Delta Natural Gas Co. Inc.....       789,723
      35,000   Dynegy Inc., Cl. A+...........       168,000
      18,000   EnergySouth Inc...............       572,580
     120,000   KeySpan Corp..................     4,904,400
     100,000   National Fuel Gas Co..........     3,272,000
      90,000   Nicor Inc.....................     3,560,400
     105,800   ONEOK Inc.....................     3,412,050
      50,000   Peoples Energy Corp...........     1,782,000
      36,000   Piedmont Natural Gas Co. Inc..       863,640
       6,000   RGC Resources Inc.............       153,300
     140,000   SEMCO Energy Inc.+............       775,600
     117,500   Southern Union Co.............     2,917,525
     180,000   Southwest Gas Corp............     5,031,000
                                               ------------
                                                 31,814,318
                                               ------------
               ENERGY AND UTILITIES: OIL -- 0.7%
       2,000   Anadarko Petroleum Corp.......       202,020
       2,645   Chevron Corp..................       153,331
      20,000   Exxon Mobil Corp..............     1,217,200
       4,000   Royal Dutch Shell plc,
                Cl. A, ADR ..................       249,040
                                               ------------
                                                  1,821,591
                                               ------------
               ENERGY AND UTILITIES: WATER -- 3.3%
      14,000   American States Water Co......       523,040
      21,333   Aqua America Inc..............       593,483
      16,500   Artesian Resources Corp.,
                Cl. A .......................       551,100
      20,500   BIW Ltd.......................       400,365
      20,520   California Water Service Group       924,426
       7,500   Connecticut Water Service Inc.       196,650
      51,333   Middlesex Water Co............       972,247
      24,088   Pennichuck Corp...............       607,018
     120,000   SJW Corp......................     3,222,000
       8,101   Southwest Water Co............       129,130
      12,000   Suez SA.......................       474,369
      12,000   Suez SA, Strips+..............           145
       6,000   York Water Co.................       157,380
                                               ------------
                                                  8,751,353
                                               ------------

                                                  MARKET
   SHARES                                         VALUE*
   ------                                         ------
               ENTERTAINMENT -- 0.9%
      60,000   Time Warner Inc...............  $  1,007,400
      40,000   Vivendi Universal SA, ADR.....     1,368,000
                                               ------------
                                                  2,375,400
                                               ------------
               EQUIPMENT AND SUPPLIES -- 0.2%
      50,000   Capstone Turbine Corp.+.......       182,000
       7,000   Mueller Industries Inc........       249,830
                                               ------------
                                                    431,830
                                               ------------
               METALS AND MINING -- 0.2%
      20,000   Compania de Minas
                Buenaventura SA, ADR ........       493,800
                                               ------------
               REAL ESTATE -- 0.1%
       2,700   Brookfield Asset Management
                Inc., Cl. A .................       148,662
                                               ------------
               TELECOMMUNICATIONS -- 4.4%
      77,942   AT&T Inc......................     2,107,552
      60,000   BCE Inc.......................     1,443,600
      35,000   BellSouth Corp................     1,212,750
      30,000   BT Group plc, ADR.............     1,164,600
     175,000   Cincinnati Bell Inc.+.........       791,000
      10,200   Commonwealth Telephone
                Enterprises Inc. ............       351,390
      20,000   D&E Communications Inc........       224,800
      20,000   Deutsche Telekom AG, ADR......       336,400
       2,000   France Telecom SA, ADR........        44,960
         200   Hutchison Telecommunications
                International Ltd.+ .........           341
         500   Mobistar SA...................        36,295
         200   PT Indosat Tbk................           113
       1,200   Tele2 AB, Cl. B...............        14,175
       3,000   Telecom Italia SpA, ADR.......        87,600
      40,000   Touch America Holdings Inc.+..            80
     115,000   Verizon Communications Inc....     3,916,900
                                               ------------
                                                 11,732,556
                                               ------------
               TRANSPORTATION -- 0.4%
      25,000   GATX Corp.....................     1,032,250
                                               ------------
               WIRELESS COMMUNICATIONS -- 3.5%
         600   America Movil SA de CV,
                Cl. L, ADR ..................        20,556
       2,000   China Mobile (Hong Kong)
                Ltd., ADR ...................        53,080
       2,000   China Unicom Ltd., ADR........        16,520
         200   Cosmote Mobile
                Telecommunications SA .......         4,629
       4,000   Mobile TeleSystems, ADR.......       132,400
         190   MobileOne Ltd.................           277
     250,000   Nextel Partners Inc., Cl. A+..     7,080,000
       2,000   QUALCOMM Inc..................       101,220
         600   SK Telecom Co. Ltd., ADR......        14,154

                      THE GABELLI UTILITY TRUST
                 SCHEDULE OF INVESTMENTS (CONTINUED)
                     MARCH 31, 2006 (UNAUDITED)

                                                  MARKET
   SHARES                                         VALUE*
   ------                                         ------
               COMMON STOCKS (CONTINUED)
               WIRELESS COMMUNICATIONS (CONTINUED)
         200   SmarTone Telecommunications
                Holdings Ltd. ...............  $        219
       1,000   Telefonica Moviles SA, ADR....        12,870
      28,000   United States Cellular Corp.+.     1,662,080
       6,000   Vimpel-Communications, ADR+...       258,060
         200   Virgin Mobile Holdings plc....         1,310
                                               ------------
                                                  9,357,375
                                               ------------
               TOTAL COMMON STOCKS...........   234,758,516
                                               ------------

               CONVERTIBLE PREFERRED STOCKS -- 1.5%
               ENERGY AND UTILITIES: INTEGRATED -- 0.8%
       2,000   El Paso Corp.,
                4.990% Cv. Pfd. (a) .........     2,183,474
                                               ------------
               TELECOMMUNICATIONS -- 0.7%
      31,033   Citizens Communications Co.,
                5.000% Cv. Pfd. .............     1,798,052
                                               ------------
               TOTAL CONVERTIBLE
                PREFERRED STOCKS ............     3,981,526
                                               ------------

               WARRANTS -- 0.1%
               ENERGY AND UTILITIES: INTEGRATED -- 0.1%
      26,107   Mirant Corp., Ser. A,
                expire 01/03/11+ ............       266,292
                                               ------------

   PRINCIPAL
    AMOUNT
  ----------

               REPURCHASE AGREEMENTS -- 9.2%
 $24,205,000   Barclays Capital Inc., 4.400%,
                dated 03/31/06, due 04/03/06,
                proceeds at maturity,
                $24,213,875 (b) .............    24,205,000
                                               ------------

   TOTAL INVESTMENTS -- 100.0%
    (Cost $230,882,799) .....................  $263,211,334
                                               ============

   --------------
            For Federal tax purposes:
            Aggregate cost...................  $230,882,799
                                               ============
            Gross unrealized appreciation....  $ 36,776,070
            Gross unrealized depreciation....    (4,447,535)
                                               ------------
            Net unrealized appreciation
             (depreciation) .................  $ 32,328,535
                                               ============

   --------------
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the Rule 144A security is considered liquid and the market value amounted to $2,183,474 or 0.83% of total investments.
   (b) Collateralized by U.S. Treasury Bill, 4.57%, due 06/01/06, market value $24,689,100.
   +    Non-income producing security.
   ADR  American Depository Receipt
   CVO  Contingent Value Obligation
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utility Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.